INCOME TAX - Effective Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stock-based compensation	$ 102,560	$ 0
Tax benefit at the statutory rate	(2,967,112)	(1,970,635)
Increase (decrease) in taxes resulting from:
State taxes	(767,514)	1,346,746
Research and development tax credits	(73,558)	(278,596)
Other	24,868	31,214
Change in valuation allowance	3,680,756	871,271
Income Tax Expense (Benefit), Total	$ 0	$ 0
Tailwind Acquisition Corp [Member]
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	7.00%	0.00%
True-up of net operation loss, state	(0.10%)	0.00%
Change in fair value of warrant liabilities	(28.90%)	(27.40%)
Interest and penalties	0.00%	0.00%
Merger and acquisition expenses	2.40%	0.00%
Change in valuation allowance	1.70%	6.40%
Income tax provision	3.10%	0.00%
Increase (decrease) in taxes resulting from:
Income Tax Expense (Benefit), Total	$ 358,204	$ 0